UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8644

Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

AmSouth Value Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Shares or Principal Amount		Value

	Common Stocks - 99.5%
30,000	ACE Ltd.	$1,412,100
13,000	Affiliated Computer Services, Inc., Class A *	709,800
10,000	AFLAC, Inc.	453,000
38,000	Alcoa, Inc.	927,960
14,000	American Electric Power Co., Inc.	555,800
18,000	American International Group, Inc.	1,115,280
35,000	Bank of America Corp.	1,473,500
19,000	BellSouth Corp.	499,700
15,000	Caremark Rx, Inc. *	748,950
28,400	Caterpillar, Inc.	1,668,500
22,400	Chevron Corp.	1,449,952
7,000	Chubb Corp.	626,850
10,000	CIT Group, Inc.	451,800
40,400	Citigroup, Inc.	1,839,008
22,000	ConocoPhillips	1,538,020
7,000	Constellation Energy Group	431,200
19,000	Costco Wholesale Corp.	818,710
14,000	Deere & Co.	856,800
10,000	Dominion Resources, Inc.	861,400
31,000	Dow Chemical Co.	1,291,770
32,000	Eastman Chemical Co.	1,503,040
11,000	Eli Lilly & Co.	588,720
41,000	EMC Corp. *	530,540
2,100	Entergy Corp.	156,072
10,000	Exxon Mobil Corp.	635,400
15,000	Fifth Third Bancorp	550,950
19,000	Freddie Mac	1,072,740
10,000	Genuine Parts Co.	429,000
10,000	Golden West Financial Corp.	593,900
9,000	Goldman Sachs Group, Inc.	1,094,220
20,000	Halliburton Co.	1,370,400
6,000	HCA, Inc.	287,520
48,000	Health Management Associates, Inc., Class A	1,126,560
37,000	Hewlett-Packard Co.	1,080,400
32,500	Home Depot, Inc.	1,239,550
12,000	Honeywell International, Inc.	450,000
4,000	IBM Corp.	320,880
28,000	Ingersoll-Rand Co., Ltd., Class A	1,070,440
8,000	Johnson & Johnson	506,240
34,000	JPMorgan Chase & Co.	1,153,620
21,000	Kohl’s Corp. *	1,053,780
23,300	Lincoln National Corp.	1,212,066
6,000	Lockheed Martin Corp.	366,240
16,500	Merrill Lynch & Co., Inc.	1,012,275
8,000	MetLife, Inc.	398,640
15,000	Molson Coors Brewing Co., Class B	960,150
9,000	Noble Energy, Inc.	422,100
65,000	Nokia Corp. - ADR	1,099,150
10,000	Office Depot, Inc. *	297,000
37,000	Pfizer, Inc.	923,890
37,000	Pier 1 Imports, Inc.	416,990
9,000	Prudential Financial, Inc.	608,040

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

19,000	Raytheon Co.	722,380
50,000	SBC Communications, Inc.	1,198,500
12,000	Sprint Corp.	285,360
29,000	St. Paul Travelers Cos., Inc.	1,301,230
44,000	Staples, Inc.	938,080
4,000	SunTrust Banks, Inc.	277,800
36,000	Tyco International, Ltd.	1,002,600
41,000	U.S. Bancorp	1,151,280
6,000	United Technologies Corp.	311,040
26,000	Verizon Communications, Inc.	849,940
36,000	Viacom, Inc., Class B	1,188,360
21,000	Wachovia Corp.	999,390
30,000	Washington Mutual, Inc.	1,176,600
8,000	WellPoint, Inc. *	606,560
13,000	Wells Fargo & Co.	761,410
22,000	XL Capital Ltd., Class A	1,496,660
	Total Common Stocks	58,527,803

	Investment Companies — 0.2%
101,652	AIM Liquid Assets Money Market Fund	101,652
	Total Investment Companies	101,652

TOTAL INVESTMENTS — 99.7%
(Cost $50,961,045)		$58,629,455

Percentages indicated are based on net assets of $58,778,840.

See notes to schedule of portfolio investments.

AmSouth Select Equity Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Shares

or
Principal
Amount		Value

	Common Stocks - 99.7%
113,700	American Power Conversion Corp.	$2,944,830
103,000	Automatic Data Processing, Inc.	4,433,120
38,000	Briggs & Stratton Corp.	1,314,420
40,200	Gannett Co., Inc.	2,766,966
60,900	General Mills, Inc.	2,935,380
79,900	H.J. Heinz Co.	2,919,546
63,400	Harley-Davidson, Inc.	3,071,096
110,300	Home Depot, Inc.	4,206,842
69,100	International Flavors & Fragrances, Inc.	2,462,724
39,138	J.M. Smucker Co.	1,899,759
45,600	Kimberly-Clark Corp.	2,714,568
140,300	McDonald’s Corp.	4,698,647
113,900	Microsoft Corp.	2,930,647
52,800	Pfizer, Inc.	1,318,416
102,900	Pitney Bowes, Inc.	4,295,046
32,700	Snap-on, Inc.	1,181,124
85,300	SYSCO Corp.	2,675,861
64,400	Tribune Co.	2,182,516
112,500	Walt Disney Co.	2,714,625
140,400	Waste Management, Inc.	4,016,844
	Total Common Stocks	57,682,977

	Investment Companies — 0.2%
122,777	BNY Hamilton Money Fund	122,777
1,541	BNY Hamilton Treasury Money Fund	1,541
	Total Investment Companies	124,318

TOTAL INVESTMENTS — 99.9%

(Cost $52,502,120)		$57,807,295

Percentages indicated are based on net assets of $57,841,050.

See notes to schedule of portfolio investments

AmSouth Capital Growth Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - 97.4%
3,800	3M Co.	$278,768
4,800	Abbott Laboratories	203,520
6,000	American Express Co.	344,640
2,600	American International Group, Inc.	161,096
5,400	Amgen, Inc. *	430,218
3,100	Apollo Group, Inc., Class A *	205,809
8,800	Applied Materials, Inc.	149,248
4,100	Barr Laboratories, Inc. *	225,172
2,300	Bed Bath & Beyond, Inc. *	92,414
4,950	Best Buy Co., Inc.	215,474
4,500	Chico’s FAS, Inc. *	165,600
2,100	Cintas Corp.	86,205
23,700	Cisco Systems, Inc. *	424,941
3,500	Citigroup, Inc.	159,320
11,300	Dell, Inc. *	386,460
5,200	eBay, Inc. *	214,240
1,800	Electronic Arts, Inc. *	102,402
3,900	Eli Lilly & Co.	208,728
8,000	EMC Corp. *	103,520
4,700	First Data Corp.	188,000
2,400	Genentech, Inc. *	202,104
17,800	General Electric Co.	599,326
1,500	Goldman Sachs Group, Inc.	182,370
1,000	Guidant Corp.	68,890
1,900	Harley-Davidson, Inc.	92,036
5,800	Home Depot, Inc.	221,212
4,300	IBM Corp.	344,946
2,500	Illinois Tool Works, Inc.	205,825
18,500	Intel Corp.	456,025
8,500	Johnson & Johnson	537,880
3,700	Linear Technology Corp.	139,083
4,500	Lowe’s Cos., Inc.	289,800
5,800	Medtronic, Inc.	310,996
1,600	Mercury Interactive Corp. *	63,360
21,200	Microsoft Corp.	545,476
2,200	Network Appliance, Inc. *	52,228
900	Nike, Inc., Class B	73,512
19,200	Oracle Corp. *	237,888
4,600	Paychex, Inc.	170,568
7,400	PepsiCo, Inc.	419,654
8,000	Pfizer, Inc.	199,760
7,300	Procter & Gamble Co.	434,058
8,500	QUALCOMM, Inc.	380,375
3,000	Schlumberger Ltd.	253,140
10,700	Staples, Inc.	228,124
4,000	Starbucks Corp. *	200,400
5,800	Stryker Corp.	286,694
6,700	SYSCO Corp.	210,179
2,600	T. Rowe Price Group, Inc.	169,780
4,900	Target Corp.	254,457
5,000	Texas Instruments, Inc.	169,500
4,500	United Parcel Service, Inc., Class B	311,085
6,400	United Technologies Corp.	331,776
6,400	UnitedHealth Group, Inc.	359,680
8,700	Wal-Mart Stores, Inc.	381,234

See notes to schedule of portfolio investments.

Shares		Value

6,400	Walgreen Co.	278,080
5,500	Walt Disney Co.	132,715
6,600	Williams-Sonoma, Inc. *	253,110
3,800	Wyeth	175,826
4,900	Yahoo!, Inc. *	165,816
	Total Common Stocks	14,734,743

	INVESTMENT COMPANIES - 2.7%
402,580	AIM Liquid Assets Money Market Fund	402,580
	Total Investment Companies	402,580

TOTAL INVESTMENTS — 100.1%
(Cost $13,729,338)		$15,137,323

Percentages indicated are based on net assets of $15,125,514.

See notes to schedule of portfolio investments.

AmSouth Variable Insurance Funds

Notes to Schedule of Portfolio Investments

September 30, 2005  (Unaudited)

The following are used in these Schedules of Portfolio Investments:

*  Represents non-income producing security.

ADR – American Depositary Receipt

BNY – Bank of New York

	Cost of			Net
	Investments for	Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	Depreciation
Value Fund	$50,962,815	$9,478,121	$(1,811,481)	$7,666,640
Select Equity Fund	52,607,116	7,796,509	(2,596,330)	$5,200,179
Capital Growth Fund	13,769,948	1,980,908	(613,533)	$1,367,375

The investment concentrations for the AmSouth Variable Insurance Funds as a percentage of net assets, by industry, as of September 30, 2005, were as follows:

	Value Fund	Select Equity Fund	Capital Growth Fund
Consumer Discretionary	9.5%	36.0%	16.1%
Consumer Staples	3.0%	22.7%	11.4%
Energy	9.2%	—	1.7%
Financials	37.8%	—	6.7%
Health Care	8.1%	2.3%	21.2%
Industrials	11.0%	21.7%	14.6%
Information Technology	6.4%	12.7%	25.7%
Investment Companies	0.2%	0.2%	2.7%
Materials	6.3%	4.3%	—
Telecommunication Services	4.8%	—	—
Utilities	3.4%	—	—

Securities Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq official closing price (“NOCP”), if applicable.  Investments for market quotations are not readily available are valued at fair value using guidelines adopted by the Board of Trustees.

Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees.  Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value.  Investments in investment companies are valued at their respective net asset values as reported by such companies.

Securities Transactions and Related Income

Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date.  Net realized gains or losses from sales of securities are determined on the specific identification cost method.  Interest income and expenses are recognized on the accrual basis.  Dividends are recorded on the ex-dividend date.  Interest income includes premium amortization and discount accretion for financial reporting.

AmSouth Enhanced Market Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Shares

or
Principal
Amount		Value

	Common Stocks - 98.0%
700	3M Co.	$51,352
1,900	Abbott Laboratories	80,560
300	ACE Ltd.	14,121
400	Adobe Systems, Inc.	11,940
400	AES Corp. *	6,572
400	Aetna, Inc.	34,456
300	AFLAC, Inc.	13,590
700	Agilent Technologies, Inc. *	22,925
300	Air Products and Chemicals, Inc.	16,542
150	Alberto-Culver Co.	6,713
1,200	Alcoa, Inc.	29,304
100	Allegheny Energy, Inc. *	3,072
100	Allegheny Technologies, Inc.	3,098
100	Allergan, Inc.	9,162
300	ALLTEL Corp.	19,533
100	Altria Group, Inc.	7,371
100	Ambac Financial Group, Inc.	7,206
100	Amerada Hess Corp.	13,750
100	Ameren Corp.	5,349
300	American Electric Power Co., Inc.	11,910
1,000	American Express Co.	57,440
2,200	American International Group, Inc.	136,312
200	American Standard Cos., Inc.	9,310
300	Anadarko Petroleum Corp.	28,725
400	Analog Devices, Inc.	14,856
800	Anheuser-Busch Cos., Inc.	34,432
100	Aon Corp.	3,208
430	Apache Corp.	32,345
100	Apartment Investment & Management Co., Class A	3,878
1,200	Apple Computer, Inc. *	64,332
300	Applera Corp. - Applied Biosystems Group	6,972
1,200	Applied Materials, Inc.	20,352
400	Applied Micro Circuits Corp. *	1,200
925	Archer-Daniels-Midland Co.	22,811
100	Archstone-Smith Trust	3,987
100	Ashland, Inc.	5,524
600	AT&T Corp.	11,880
200	Autodesk, Inc.	9,288
100	AutoZone, Inc. *	8,325
600	Avaya, Inc. *	6,180
300	Avon Products, Inc.	8,100
200	Ball Corp.	7,348
2,776	Bank of America Corp.	116,870
1,100	Bank of New York Co., Inc.	32,351
100	Bausch & Lomb, Inc.	8,068
900	Baxter International, Inc.	35,883
100	Bear Stearns Cos., Inc.	10,975
300	Becton, Dickinson & Co.	15,729
300	Best Buy Co., Inc.	13,059
100	Big Lots, Inc. *	1,099
300	Biogen Idec, Inc. *	11,844

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

400	BJ Services Co.	14,396
100	Black & Decker Corp.	8,209
300	BMC Software, Inc. *	6,330
1,100	Boeing Co.	74,745
800	Boston Scientific Corp. *	18,696
300	Broadcom Corp., Class A *	14,073
100	Brown-Forman Corp., Class B	5,954
100	Brunswick Corp.	3,773
500	Burlington Northern Santa Fe Corp.	29,900
500	Burlington Resources, Inc.	40,660
100	C.R. Bard, Inc.	6,603
300	Calpine Corp. *	777
200	Capital One Financial Corp.	15,904
300	Caremark Rx, Inc. *	14,979
700	Caterpillar, Inc.	41,125
1,500	Cendant Corp.	30,960
200	CenterPoint Energy, Inc.	2,974
200	Charles Schwab Corp.	2,886
1,587	Chevron Corp.	102,727
100	Chiron Corp. (b) *	4,362
500	CIENA Corp. *	1,320
200	CIGNA Corp.	23,572
100	Cinergy Corp.	4,441
300	Circuit City Stores, Inc.	5,148
5,600	Cisco Systems, Inc. *	100,408
100	CIT Group, Inc.	4,518
3,800	Citigroup, Inc.	172,977
200	Citrix Systems, Inc. *	5,028
200	Clorox Co.	11,108
100	CMS Energy Corp. *	1,645
500	Coach, Inc. *	15,680
1,500	Coca-Cola Co.	64,785
300	Coca-Cola Enterprises, Inc.	5,850
500	Colgate-Palmolive Co.	26,395
100	Comerica, Inc.	5,890
100	Computer Sciences Corp. *	4,731
500	Compuware Corp. *	4,750
400	ConAgra Foods, Inc.	9,900
1,200	ConocoPhillips	83,892
200	Consolidated Edison, Inc.	9,710
300	Constellation Brands, Inc., Class A *	7,800
100	Constellation Energy Group	6,160
200	Convergys Corp. *	2,874
100	Cooper Industries, Ltd., Class A	6,914
2,000	Corning, Inc. *	38,660
100	Coventry Health Care, Inc. *	8,602
200	CSX Corp.	9,296
600	CVS Corp.	17,406
400	D. R. Horton, Inc.	14,488
200	Danaher Corp.	10,766
150	Darden Restaurants, Inc.	4,556
300	Deere & Co.	18,360
600	Devon Energy Corp.	41,184
200	Dominion Resources, Inc.	17,228

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

200	Dover Corp.	8,158
1,200	Dow Chemical Co.	50,004
100	DTE Energy Co.	4,586
600	Duke Energy Corp.	17,502
200	Dynergy, Inc., Class A *	942
500	E*TRADE Financial Corp. *	8,800
1,100	E.I. du Pont de Nemours & Co.	43,087
100	Eastman Chemical Co.	4,697
200	Eaton Corp.	12,710
200	Edison International	9,456
446	El Paso Energy Corp.	6,199
400	Electronic Data Systems Corp.	8,976
1,500	Eli Lilly & Co.	80,280
3,200	EMC Corp. *	41,408
400	Emerson Electric Co.	28,720
100	Engelhard Corp.	2,791
100	Entergy Corp.	7,432
200	EOG Resources, Inc.	14,980
200	Equifax, Inc.	6,988
300	Equity Office Properties Trust	9,813
200	Equity Residential Property	7,570
500	Exelon Corp.	26,720
4,700	Exxon Mobil Corp.	298,638
700	Fannie Mae	31,374
162	Federated Department Stores, Inc.	10,833
400	FedEx Corp.	34,852
266	FirstEnergy Corp.	13,864
200	Fortune Brands, Inc.	16,266
300	FPL Group, Inc.	14,280
100	Franklin Resources, Inc.	8,396
800	Freddie Mac	45,168
100	Freeport-McMoRan Copper & Gold, Inc., Class B	4,859
253	Freescale Semiconductor, Inc., Class B *	5,966
400	Gap, Inc.	6,972
200	Gateway, Inc. *	540
200	General Dynamics Corp.	23,910
7,500	General Electric Co.	252,525
200	Genuine Parts Co.	8,580
400	Georgia-Pacific Corp.	13,624
300	Gilead Sciences, Inc. *	14,628
600	Gillette Co.	34,920
300	Goldman Sachs Group, Inc.	36,474
200	Goodrich Corp.	8,868
200	Guidant Corp.	13,778
500	H.J. Heinz Co.	18,270
300	Harrah’s Entertainment, Inc.	19,557
100	Hasbro, Inc.	1,965
100	Hercules, Inc. *	1,222
2,700	Hewlett-Packard Co.	78,840
500	Hilton Hotels Corp.	11,160
1,700	Home Depot, Inc.	64,838
1,100	Honeywell International, Inc.	41,250
140	Hospira, Inc. *	5,736
200	Humana, Inc. *	9,576

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

200	Huntington Bancshares, Inc.	4,494
1,600	IBM Corp.	128,352
200	IMS Health, Inc.	5,034
500	Ingersoll-Rand Co., Ltd., Class A	19,115
4,500	Intel Corp.	110,925
100	International Flavors & Fragrances, Inc.	3,564
200	International Game Technology	5,400
700	International Paper Co.	20,860
100	ITT Industries, Inc.	11,360
300	J.C. Penney Co., Inc.	14,226
200	Jabil Circuit, Inc. *	6,184
2,400	JDS Uniphase Corp. *	5,328
2,100	Johnson & Johnson	132,888
200	Johnson Controls, Inc.	12,410
200	Jones Apparel Group, Inc.	5,700
2,656	JPMorgan Chase & Co.	90,118
100	KB Home	7,320
200	Kellogg Co.	9,226
166	Kerr-McGee Corp.	16,120
100	KeySpan Corp.	3,678
500	Kimberly-Clark Corp.	29,765
100	Kinder Morgan, Inc.	9,616
333	King Pharmaceuticals, Inc. *	5,122
200	KLA-Tencor Corp.	9,752
500	Kohl’s Corp. *	25,090
500	Kroger Co. *	10,295
100	L-3 Communications Holdings, Inc.	7,907
200	Laboratory Corp. of America Holdings *	9,742
200	Lexmark International, Inc., Class A *	12,210
200	Lincoln National Corp.	10,404
200	Liz Claiborne, Inc.	7,864
400	Lockheed Martin Corp.	24,416
200	Loews Corp.	18,482
200	Louisiana-Pacific Corp.	5,538
600	LSI Logic Corp. *	5,910
523	Marathon Oil Corp.	36,050
600	Masco Corp.	18,408
850	MBNA Corp.	20,944
200	McCormick & Co., Inc.	6,526
1,200	McDonald’s Corp.	40,188
500	McGraw-Hill Cos., Inc.	24,020
400	McKesson Corp.	18,980
300	MeadWestvaco Corp.	8,286
168	Medco Health Solutions, Inc. *	9,211
1,000	Medtronic, Inc.	53,620
2,800	Merck & Co., Inc.	76,188
1,100	Merrill Lynch & Co., Inc.	67,485
500	MetLife, Inc.	24,915
7,300	Microsoft Corp.	187,829
100	Millipore Corp. *	6,289
100	Molson Coors Brewing Co., Class B	6,401
319	Monsanto Co.	20,017
900	Morgan Stanley	48,546
2,600	Motorola, Inc.	57,434

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

200	Murphy Oil Corp.	9,974
300	Mylan Laboratories, Inc.	5,778
200	Nabors Industries, Ltd. *	14,366
500	National Semiconductor Corp.	13,150
100	National-Oilwell Varco, Inc. *	6,580
100	Navistar International Corp. *	3,243
200	NCR Corp. *	6,382
400	Newmont Mining Corp.	18,868
100	Nike, Inc., Class B	8,168
200	NiSource, Inc.	4,850
100	Noble Corp.	6,846
300	Nordstrom, Inc.	10,296
600	Norfolk Southern Corp.	24,336
650	North Fork Bancorporation, Inc.	16,575
300	Northrop Grumman Corp.	16,305
500	Novell, Inc. *	3,725
100	Novellus Systems, Inc.	2,508
200	Nucor Corp.	11,798
200	NVIDIA Corp. *	6,856
500	Occidental Petroleum Corp.	42,715
400	Office Depot, Inc. *	11,880
100	OfficeMax, Inc.	3,167
100	Omnicom Group, Inc.	8,363
4,200	Oracle Corp. *	52,038
200	Pactiv Corp. *	3,504
200	Parametric Technology Corp. *	1,394
100	Parker Hannifin Corp.	6,431
200	Pepsi Bottling Group, Inc.	5,710
1,330	PepsiCo, Inc.	75,424
200	PerkinElmer, Inc.	4,074
6,620	Pfizer, Inc.	165,301
300	PG&E Corp.	11,775
100	Phelps Dodge Corp.	12,993
100	Pinnacle West Capital Corp.	4,408
200	Pitney Bowes, Inc.	8,348
200	PNC Financial Services Group	11,604
200	PPG Industries, Inc.	11,838
300	PPL Corp.	9,699
1,700	Procter & Gamble Co.	101,081
200	Progress Energy, Inc.	8,950
100	ProLogis	4,431
200	Providian Financial Corp. *	3,536
600	Prudential Financial, Inc.	40,536
200	Public Service Enterprise Group, Inc.	12,872
100	Public Storage, INC.	6,700
200	Pulte Homes, Inc.	8,584
100	QLogic Corp. *	3,420
1,600	QUALCOMM, Inc.	71,600
200	R.R. Donnelley & Sons Co.	7,414
200	RadioShack Corp.	4,960
600	Raytheon Co.	22,812
100	Robert Half International, Inc.	3,559
200	Rockwell Automation, Inc.	10,580
100	Rockwell Collins, Inc.	4,832

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

200	Rohm & Haas Co.	8,226
200	Rowan Cos., Inc.	7,098
100	Ryder System, Inc.	3,422
800	Sanmina-SCI Corp. *	3,432
2,300	SBC Communications, Inc.	55,131
400	Schlumberger Ltd.	33,752
100	Scientific-Atlanta, Inc.	3,751
31	Sears Holdings Corp. *	3,857
200	Sempra Energy	9,412
100	Sherwin-Williams Co.	4,407
400	Siebel Systems, Inc.	4,132
100	Simon Property Group, Inc.	7,412
100	Snap-on, Inc.	3,612
1,400	Solectron Corp. *	5,474
500	Southern Co.	17,880
100	Sovereign Bancorp, Inc.	2,204
2,014	Sprint Corp.	47,893
500	St. Jude Medical, Inc. *	23,400
100	Stanley Works	4,668
100	Starwood Hotels & Resorts Worldwide, Inc.	5,717
2,400	Sun Microsystems, Inc. *	9,408
200	Sunoco, Inc.	15,640
200	SunTrust Banks, Inc.	13,890
200	SUPERVALU, Inc.	6,224
1,737	Symantec Corp. *	39,360
300	Symbol Technologies, Inc.	2,904
1,100	Target Corp.	57,123
100	TECO Energy, Inc.	1,802
100	Tektronix, Inc.	2,523
600	Tellabs, Inc. *	6,312
100	Temple-Inland, Inc.	4,085
100	Teradyne, Inc. *	1,650
1,300	Texas Instruments, Inc.	44,070
100	Textron, Inc.	7,172
200	Thermo Electron Corp. *	6,180
4,400	Time Warner, Inc.	79,684
100	Torchmark Corp.	5,283
200	Transocean, Inc. *	12,262
200	TXU Corp.	22,576
1,400	Tyco International, Ltd.	38,990
400	U.S. Bancorp	11,232
400	Union Pacific Corp.	28,680
200	United States Steel Corp.	8,470
1,400	United Technologies Corp.	72,576
900	UnitedHealth Group, Inc.	50,580
100	UST, Inc.	4,186
100	V.F. Corp.	5,797
200	Valero Energy Corp.	22,612
1,900	Verizon Communications, Inc.	62,111
1,712	Viacom, Inc., Class B	56,513
100	Visteon Corp.	978
100	Vornado Realty Trust	8,662
100	Vulcan Materials Co.	7,421
100	W. W. Grainger, Inc.	6,292

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

300	Wachovia Corp.	14,277
2,300	Wal-Mart Stores, Inc.	100,786
600	Washington Mutual, Inc.	23,532
700	Waste Management, Inc.	20,027
200	Waters Corp. *	8,320
100	Watson Pharmaceuticals, Inc. *	3,661
100	Weatherford International, Ltd. *	6,866
700	WellPoint, Inc. *	53,074
1,500	Wells Fargo & Co.	87,855
100	Wendy’s International, Inc.	4,515
300	Weyerhaeuser Co.	20,625
400	Williams Cos., Inc.	10,020
1,400	Wyeth	64,778
300	Xcel Energy, Inc.	5,883
200	Xilinx, Inc.	5,570
200	XL Capital Ltd., Class A	13,606
500	XTO Energy, Inc.	22,660
200	YUM! Brands, Inc.	9,682
	Total Common Stocks	7,817,586

	Investment Companies — 2.1%
170,841	BNY Hamilton Money Fund	170,841
	Total Investment Companies	170,841

TOTAL INVESTMENTS — 100.1%
(Cost $7,164,188)		$7,988,427

Percentages indicated are based on net assets of $7,981,168.

See notes to schedule of portfolio investments.

AmSouth International Equity Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Shares

or
Principal
Amount		Value

	Common Stocks - 99.5%
	Australia - 4.4%
3,652	Amcor Ltd.	$18,629
16,537	AXA Asia Pacific Holdings, Ltd.	61,402
4,184	BlueScope Steel, Ltd.	30,551
8,308	Boral Ltd.	51,129
3,415	Coca-Cola Amatil, Ltd.	20,632
11,806	CSR Ltd.	27,878
9,365	Insurance Australia Group, Ltd.	39,013
3,963	Lend Lease Corp., Ltd.	42,325
8,269	Mirvac Group	25,494
11,671	Qantas Airways, Ltd.	30,034
6,805	QBE Insurance Group, Ltd.	96,981
9,390	Rinker Group, Ltd.	119,251
7,310	Santos Ltd.	69,510
		632,829
	Austria - 0.5%
214	Bank Austria Creditanstalt	23,997
554	voestalpine AG	48,720
		72,717
	Belgium - 2.0%
340	Delhaize Group	20,145
707	Fortis	20,531
1,251	InBev NV	49,555
2,049	KBC GROEP NV	166,084
248	Umicore	27,099
		283,414
	Denmark - 1.4%
300	Danisco A/S	20,249
2,480	Danske Bank A/S	75,979
550	Jyske Bank A/S *	27,804
1,530	TDC A/S	82,325
		206,357
	Finland - 2.7%
7,986	Fortum Oyj	160,267
1,000	Kesko Oyj, B Shares	27,715
3,480	M-real Oyj, Class B	18,899
2,588	Metso Oyj	65,731
1,446	Neste Oil OYJ *	53,370
1,800	Outokumpu Oyj	24,037
1,500	Stora Enso Oyj, R Shares	20,632
1,000	UPM-Kymmene Oyj	20,030
		390,681

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

	France - 11.0%
1,000	Air France-KLM	16,748
800	Assurances Generales de France	76,646
9,600	Axa	264,071
4,065	BNP Paribas SA	309,274
500	Cap Gemini SA *	19,531
1,800	Compagnie de Saint-Gobain	103,768
600	Compagnie Gernerale des Etablissements Michelin, Class B	35,325
585	Lafarge SA	51,538
600	Lagardere S.C.A.	42,684
1,100	PSA Peugeot Citroen	74,946
1,650	Renault SA	156,844
1,200	Schneider Electric SA	94,760
300	Societe Generale	34,271
452	Technip SA	26,753
1,100	Thomson	22,922
175	Unibail	25,374
1,200	Veolia Environnement	50,727
5,000	Vivendi Universal SA	163,574
		1,569,756
	Germany - 7.4%
400	Allianz AG	54,031
503	BASF AG	37,910
3,100	Bayer AG	114,051
3,220	Bayerische Hypo-und Vereinsbank AG *	90,623
456	Bayerische Motoren Werke AG	21,413
2,600	Commerzbank AG	71,242
4,600	DaimlerChrysler AG	244,598
1,934	Deutsche Bank AG	181,013
1,150	Deutsche Lufthansa AG	15,273
480	E.On AG	44,234
300	Hypo Real Estate Holding AG	15,225
310	Lanxess AG *	9,296
300	Linde AG	22,181
183	Muenchener Rueckversicherungs-Gesellschaft AG	20,908
1,400	ThyssenKrupp AG	29,304
1,450	Volkswagen AG	89,446
		1,060,748
	Greece - 0.7%
1,200	Emporiki Bank of Greece SA *	35,283
3,100	Hellenic Petroleum S.A.	48,311
1,140	Hellenic Telecommunications Organization SA *	22,809
		106,403

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

	Hong Kong - 3.6%
11,000	Cheung Kong Holdings, Ltd.	124,608
26,000	China Unicom, Ltd.	21,568
13,000	Henderson Land Development Co., Ltd.	65,159
7,000	Hutchison Whampoa, Ltd.	72,550
1,900	i-CABLE Communications, Ltd.	550
13,500	MTR Corp., Ltd.	28,365
19,000	New World Development Co., Ltd.	25,075
3,000	Sun Hung Kai Properties, Ltd.	31,169
7,500	Swire Pacific, Ltd., A Shares	69,207
19,000	Wharf Ltd.	74,225
		512,476
	Ireland - 1.6%
965	Allied Irish Banks PLC	20,561
5,694	CRH PLC	154,489
2,985	Irish Life & Permanent PLC	54,400
		229,450
	Italy - 2.6%
24,375	Banca Nazionale del Lavoro S.p.A. *	78,323
4,000	Banca Popolare di Milano S.c.r.l.	41,016
1,201	Banche Popolari Unite S.c.r.l.	24,396
15,000	Capitalia S.p.A.	82,114
5,000	Fiat S.p.A. *	44,746
2,000	Italcementi S.p.A.	31,313
26,664	Pirelli & C. S.p.A.	28,301
10,825	Telecom Italia S.p.A.	35,190
		365,399

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

	Japan - 19.4%
3,000	77 Bank, Ltd.	22,146
2,000	Aisin Seiki Co., Ltd.	57,018
3,000	Amada Co., Ltd.	24,056
5,000	Bank of Fukuoka, Ltd.	36,110
2,000	Bank of Kyoto, Ltd.	20,048
7,000	Chiba Bank, Ltd.	57,119
1,000	DAI NIPPON PRINTING CO., LTD.	16,203
3,000	DAIICHI SANKYO CO., LTD. *	61,454
4,000	Daiwa House Industry Co., Ltd.	52,505
1,700	Denso Corp.	49,515
6,000	Fuji Heavy Industries, Ltd.	27,208
3,000	Fuji Photo Film Co., Ltd.	99,199
14,000	Fujitsu Ltd.	92,881
4,000	Gunma Bank, Ltd.	25,750
4,000	Hachijuni Bank, Ltd.	30,517
29,000	Hitachi Ltd.	184,517
6,000	Hokkoku Bank, Ltd.	28,197
4,000	Hyakujushi Bank, Ltd.	21,648
3,000	Iyo Bank, Ltd.	29,959
7,000	Joyo Bank, Ltd.	42,847
2,000	JS Group Corp.	34,104
8,000	Kirin Brewery Co., Ltd.	88,200
3,000	Kuraray Co., Ltd.	26,696
300	KYOCERA CORP.	20,942
3,000	Marui Co., Ltd.	50,860
22,000	Matsushita Electric Industrial Co., Ltd.	375,261
2,000	Matsushita Electric Works, Ltd.	19,942
5	Millea Holdings, Inc.	80,649
30,000	Mitsubishi Heavy Industries, Ltd.	106,528
9,000	Mitsubishi Materials Corp.	31,924
3,000	Mitsubishi UFJ Securities Co., Ltd.	33,708
6,000	Mitsui Sumitomo Insurance Co., Ltd.	69,873
2,000	NGK Spark Plug Co., Ltd.	29,118
2,000	NIPPON MEAT PACKERS, INC.	21,717
10,000	Nippon Oil Corp.	87,850
6,000	Obayashi Corp.	41,506
1,500	PIONEER CORP.	21,447
700	Promise Co., Ltd.	52,125
50	Resona Holdings, Inc. *	129,846
9,000	SANYO ELECTRIC CO., LTD.	22,253
6,000	Sekisui House, Ltd.	73,908
6,000	Shizuoka Bank, Ltd.	62,116
2,000	Sompo Japan Insurance, Inc.	26,625
1,200	SONY CORP.	39,734
6,000	Sumitomo Electric Industries, Ltd.	81,254
3,000	Toppan Printing Co., Ltd.	31,781
2,700	Toyota Industries Corp.	89,869
1,500	YAMAHA CORP.	26,094
		2,754,827

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

	Netherlands - 5.3%
13,478	Aegon NV	200,482
1,000	DSM NV	39,313
671	European Aeronautic Defence and Space Co. *	23,818
750	ING Groep NV	22,354
8,858	Koninklijke Ahold NV *	67,173
10,618	Koninklijke KPN NV	95,296
810	Koninklijke Numico NV *	35,463
7,772	Koninklijke Philips Electronics NV	207,294
2,194	VNU NV	68,984
		760,177
	New Zealand - 0.1%
11,850	Carter Holt Harvey, Ltd.	20,641

	Norway - 1.4%
2,200	DNB NOR ASA	22,692
900	Norsk Hydro ASA	100,279
1,400	Norske Skogindustrier ASA	20,682
600	Orkla ASA	22,724
2,900	Storebrand ASA	28,364
		194,741
	Portugal - 0.3%
6,174	Banco Comercial Portugues SA *	17,169
1,243	Banco Espirito Santo SA	19,879
1,360	Modelo Continente, SGPS, SA *	2,973
		40,021
	Singapore - 0.5%
5,000	DBS Group Holdings, Ltd.	46,805
548	Haw Par Corp., Ltd.	1,687
4,000	Singapore Airlines, Ltd.	27,472
		75,964
	Spain - 5.6%
2,000	Acerinox SA	27,811
1,400	Banco de Sabadell SA	35,823
15,355	Banco Santander Central Hispano SA	201,999
7,700	Endesa SA	206,109
7,352	Iberia Lineas Aereas de Espana SA	18,770
9,766	Repsol YPF SA	315,456
		805,968
	Sweden - 3.0%
700	Holmen AB, B Shares	21,969
12,100	Nordea AB	121,058
2,800	Skandinaviska Enskilda Banken AB	51,363
800	SSAB Svenskt Stal AB, A Shares	24,249
600	Svenska Cellulosa AB, Class B	21,044
16,800	TeliaSonera AB	80,060
2,400	Volvo AB, A Shares	104,837
		424,580

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

	Switzerland - 7.3%
400	Baloise Holding AG, Class R *	20,139
327	Ciba Specialty Chemicals AG	19,294
4,600	Compagnie Financiere Richemont AG, Class A	182,803
4,604	Credit Suisse Group	204,332
60	Givaudan SA	38,506
2,514	Holcim Ltd.	166,996
200	SIG Holding AG	50,926
200	Swatch Group AG	27,650
160	Swiss Life Holding *	22,667
1,306	Swiss Re *	85,868
1,200	Syngenta AG	125,966
585	Zurich Financial Services AG	99,863
		1,045,010
	United Kingdom - 18.7%
6,300	Amvescap PLC	40,889
3,917	Anglo American PLC	116,911
3,000	Associated British Foods PLC	43,573
3,200	Associated British Ports Holdings PLC	29,674
19,377	Aviva PLC	212,923
10,241	BAA PLC	112,809
30,600	BAE Systems PLC	185,653
10,000	British Airways PLC *	51,684
5,269	British Land Co. PLC	87,489
25,666	Cable & Wireless PLC	64,708
44,200	Corus Group PLC	40,270
13,000	Friends Provident PLC	42,903
3,909	George Wimpey PLC	29,537
2,800	Hammerson PLC	46,085
7,300	Hanson PLC	75,892
2,691	HBOS PLC	40,572
16,575	Hilton Group PLC	92,150
4,771	InterContinental Hotels Group PLC	60,562
14,763	International Power PLC	64,824
17,596	J Sainsbury PLC	87,005
2,000	Liberty International PLC	35,129
5,144	Mitchells & Butlers PLC	33,166
8,000	Pearson PLC	93,178
6,000	Peninsular & Oriental Steam Navigation Co.	35,336
2,701	Rolls-Royce Group plc *	17,817
14,300	Royal & Sun Alliance Insurance Group PLC	24,482
1,444	Royal Bank of Scotland Group PLC	41,014
2,000	Schroders PLC	32,618
12,461	Scottish Power PLC	125,498
4,000	Shire Pharmaceuticals Group PLC	48,782
4,100	Slough Estates PLC	38,550
6,229	Taylor Woodrow PLC	35,664
2,910	Trinity Mirror PLC	30,823
202,920	Vodafone Group PLC	527,878
1,714	Whitbread PLC	28,736
		2,674,784
	Total Common Stocks	14,226,943

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

	Affiliated Securities — 1.9%
271,542	BNY Institutional Cash Reserve Fund	271,542
	Total Affiliated Securities	271,542

	Right — 0.0%
	Norway - 0.0%
600	Norske Skogindustrier ASA	2,451
	Total Right	2,451

TOTAL INVESTMENTS — 101.4%
(Cost $10,125,424)		$14,500,936

Percentages indicated are based on net assets of $14,298,810.

See notes to schedule of portfolio investments.

As of September 30, 2005, the Fund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Net Unrealized Appreciation/(Depreciation)
Long
Great British Pound vs. U.S. Dollar	10/03/05	$46,916	$82,837	$82,737	$(100)
Great British Pound vs. U.S. Dollar	10/04/05	23,457	41,573	41,366	(207)
Japenese Yen vs. U.S. Dollar	10/03/05	4,556,277	40,393	40,147	(236)
Japenese Yen vs. U.S. Dollar	10/04/05	1,812,171	16,037	15,973	(64)
Norweigan Krone vs. U.S. Dollar	10/03/05	148,097	22,802	22,621	(181)
Norweigan Krone vs. U.S. Dollar	10/04/05	149,850	23,004	22,890	(114)
Total Long Contracts			$226,646	$225,734	$(902)

See notes to schedule of portfolio investments.

AmSouth Large Cap Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Shares		Value

	COMMON STOCKS - 98.4%
3,000	Abbott Laboratories	$127,200
2,450	Adobe Systems, Inc.	73,133
2,200	AFLAC, Inc.	99,660
1,100	Allergan, Inc.	100,782
1,500	American Express Co.	86,160
3,000	Amgen, Inc. *	239,010
1,300	Apollo Group, Inc., Class A *	86,307
11,000	Applied Materials, Inc.	186,560
3,000	Automatic Data Processing, Inc.	129,120
1,000	Avery Dennison Corp.	52,390
2,300	Bed Bath & Beyond, Inc. *	92,414
2,400	Boeing Co.	163,080
1,550	Cardinal Health, Inc.	98,332
1,750	Cintas Corp.	71,838
8,000	Cisco Systems, Inc. *	143,440
1,500	Citigroup, Inc.	68,280
3,500	Coca-Cola Co.	151,165
1,500	Cognos, Inc. *	58,395
4,000	Dell, Inc. *	136,800
4,500	Dollar General Corp.	82,530
3,200	Dover Corp.	130,528
2,000	eBay, Inc. *	82,400
1,800	Electronic Arts, Inc. *	102,402
2,100	Eli Lilly & Co.	112,392
11,000	EMC Corp. *	142,340
3,200	First Data Corp.	128,000
4,000	Gap, Inc.	69,720
1,900	Genentech, Inc. *	159,999
1,000	General Dynamics Corp.	119,550
6,500	General Electric Co.	218,855
2,400	Gillette Co.	139,680
1,500	Harley-Davidson, Inc.	72,660
8,500	Hewlett-Packard Co.	248,200
5,000	Home Depot, Inc.	190,700
3,300	IBM Corp.	264,725
1,000	Illinois Tool Works, Inc.	82,330
6,000	Intel Corp.	147,900
3,400	Johnson & Johnson	215,152
3,600	Linear Technology Corp.	135,324
1,500	Lowe’s Cos., Inc.	96,600
3,000	McDonald’s Corp.	100,470
1,600	McGraw-Hill Cos., Inc.	76,864
3,500	MedImmune, Inc. *	117,775
4,500	Medtronic, Inc.	241,289
4,500	Merck & Co., Inc.	122,445
9,000	Microsoft Corp.	231,570
3,000	Motorola, Inc.	66,270
5,000	Network Appliance, Inc. *	118,700
5,000	Nokia Corp. - ADR	84,550
12,000	Oracle Corp. *	148,680
1,250	Patterson Cos., Inc. *	50,038
3,500	Paychex, Inc.	129,780
2,800	PepsiCo, Inc.	158,788
6,500	Pfizer, Inc.	162,305
1,000	Procter & Gamble Co.	59,460

See notes to schedule of portfolio investments.

Shares		Value

2,400	QUALCOMM, Inc.	107,400
6,500	Schering-Plough Corp.	136,825
3,600	Staples, Inc.	76,752
1,700	Starbucks Corp. *	85,170
1,800	Stryker Corp.	88,974
5,000	SYSCO Corp.	156,850
1,350	Target Corp.	70,106
3,000	Teva Pharmaceutical Industries, Ltd.	100,260
7,600	TJX Cos., Inc.	155,648
2,000	United Technologies Corp.	103,680
2,800	UnitedHealth Group, Inc.	157,360
2,700	Wal-Mart Stores, Inc.	118,314
3,500	Walgreen Co.	152,075
5,000	Walt Disney Co.	120,650
3,000	Wyeth	138,810
2,900	Xilinx, Inc.	80,765
	Total Common Stocks	8,824,676

	INVESTMENT COMPANIES - 1.7%
154,901	AIM Liquid Assets Money Market Fund	154,901
	Total Investment Companies	154,901

TOTAL INVESTMENTS - 100.1%
(Cost $8,600,500)		$8,979,577

Percentages indicated are based on net assets of $8,967,462.

See notes to schedule of portfolio investments.

AmSouth Mid Cap Fund

Schedule of Portfolio Investments

September 30, 2005 (Unaudited)

Shares

or
Principal
Amount		Value

	Common Stocks - 93.9%
2,500	3Com Corp. *	$10,200
300	99 Cents Only Stores *	2,775
100	A.G. Edwards, Inc.	4,381
900	Abercrombie & Fitch Co., Class A	44,865
2,133	Activision, Inc. *	43,620
1,000	Acxiom Corp.	18,720
600	Adesa, Inc.	13,260
400	ADTRAN, Inc.	12,600
1,050	Advance Auto Parts, Inc. *	40,614
365	Advanced Medical Optics *	13,852
100	Advent Software, Inc. *	2,694
300	Aeropostale, Inc. *	6,375
600	AGCO Corp. *	10,920
500	AGL Resources, Inc.	18,555
900	Airgas, Inc.	26,667
500	Airtran Holdings, Inc. *	6,330
200	Alaska Air Group, Inc. *	5,812
300	Albemarle Corp.	11,310
300	Alexander & Baldwin, Inc.	15,972
900	Alliance Data Systems Corp. *	35,235
700	Alliant Energy Corp.	20,391
400	Allmerica Financial Corp. *	16,456
500	AMB Property Corp.	22,450
100	American Eagle Outfitters, Inc.	2,353
400	American Greetings Corp., Class A	10,960
200	AmeriCredit Corp. *	4,774
200	AmerUs Group Co.	11,474
800	Ametek, Inc.	34,376
1,000	Amphenol Corp., Class A	40,340
500	AnnTaylor Stores Corp. *	13,275
200	Anteon International Corp. *	8,552
500	Applebee’s International, Inc.	10,345
300	Apria Healthcare Group, Inc. *	9,573
600	Aqua America, Inc.	22,812
2,400	Aquila, Inc. *	9,504
400	Arch Coal, Inc.	27,000
1,300	Arrow Electronics, Inc. *	40,768
100	Arthur J. Gallagher & Co.	2,881
500	ArvinMeritor, Inc.	8,360
250	Associated Banc-Corp.	7,620
2,900	Atmel Corp. *	5,974
900	Avnet, Inc. *	22,005
300	Avocent Corp. *	9,492
100	Bandag, Inc.	4,286
700	Bank of Hawaii Corp.	34,454
100	Banta Corp.	5,089
700	Barnes & Noble, Inc.	26,390
1,000	Barr Laboratories, Inc. *	54,920
700	Beckman Coulter, Inc.	37,786
100	Belo Corp., Class A	2,286
500	BJ’s Wholesale Club, Inc. *	13,900
200	Black Hills Corp.	8,674
200	Blyth, Inc.	4,458

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

200	Bob Evans Farms, Inc.	4,542
500	Borders Group, Inc.	11,085
600	Boyd Gaming Corp.	25,872
700	Brink’s Co.	28,742
1,000	Brinker International, Inc. *	37,560
300	C.H. Robinson Worldwide, Inc.	19,236
800	Cabot Corp.	26,408
100	Cabot Microelectronics Corp. *	2,938
1,800	Cadence Design System, Inc. *	29,088
400	Callaway Golf Co.	6,036
200	Career Education Corp. *	7,112
100	CarMax, Inc. *	3,127
300	Catalina Marketing Corp.	6,822
100	CDW Corp.	5,892
1,800	Ceridian Corp. *	37,350
800	Certegy, Inc.	32,016
800	Charles River Laboratories International, Inc. *	34,896
100	CheckFree Corp. *	3,782
100	Cheesecake Factory, Inc. *	3,124
1,500	Chemtura CORP.	18,630
600	Chico’s FAS, Inc. *	22,080
1,000	ChoicePoint, Inc. *	43,170
50	Church & Dwight Co., Inc.	1,847
1,400	Cincinnati Bell, Inc. *	6,174
500	City National Corp.	35,045
1,300	Claire’s Stores, Inc.	31,369
700	CNF, Inc.	36,750
900	Cognizant Technology Solutions Corp., Class A *	41,931
1,600	Colonial BancGroup, Inc.	35,840
500	Commerce Bancorp, Inc.	15,345
300	CommScope, Inc. *	5,202
1,000	Community Health Systems, Inc. *	38,810
600	Cooper Cameron Corp. *	44,358
500	Copart, Inc. *	11,935
600	Corinthian Colleges, Inc. *	7,962
100	Corporate Executive Board *	7,798
700	Covance, Inc. *	33,593
300	Crane Co.	8,922
600	Credence Systems Corp. *	4,788
300	CSG Systems International, Inc. *	6,513
600	Cullen/Frost Bankers, Inc.	29,604
800	Cypress Semiconductor Corp. *	12,040
300	Cytec Industries, Inc.	13,014
100	Cytyc Corp. *	2,685
1,400	Dean Foods Co. *	54,404
300	Deluxe Corp.	12,048
400	Denbury Resources, Inc. *	20,176
200	DENTSPLY International, Inc.	10,804
700	Developers Diversified Realty Corp.	32,690
400	DeVry, Inc. *	7,620
500	Diebold, Inc.	17,230
300	Dollar Tree Stores, Inc. *	6,495
100	Donaldson Co., Inc.	3,053
800	DPL, Inc.	22,240
500	DST Systems, Inc. *	27,415

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

700	Dun & Bradstreet Corp. *	46,109
500	Duquesne Light Holdings, Inc.	8,605
300	Dycom Industries, Inc. *	6,066
800	Eaton Vance Corp.	19,856
400	Education Management Corp. *	12,896
100	Edwards Lifesciences Corp. *	4,441
250	Emmis Communications Corp., Class A *	5,523
200	Energizer Holdings, Inc. *	11,340
900	Energy East Corp.	22,671
1,400	ENSCO International, Inc.	65,226
300	Entercom Communications Corp. *	9,477
800	Equitable Resources, Inc.	31,248
600	Everest Re Group, Ltd.	58,740
400	Expeditors International of Washington, Inc.	22,712
200	F5 Networks, Inc. *	8,694
100	Fair Isaac Corp.	4,480
200	Fairchild Semiconductor Corp., Class A *	2,972
100	Fastenal Co.	6,109
300	Federal Signal Corp.	5,127
300	Ferro Corp.	5,496
1,465	Fidelity National Financial, Inc.	65,222
200	First American Corp.	9,134
300	Flowserve Corp. *	10,905
200	FMC Corp. *	11,444
900	FMC Technologies, Inc. *	37,899
1,000	Foot Locker, Inc.	21,940
300	Forest Oil Corp. *	15,630
300	Furniture Brands International, Inc.	5,409
400	Gartner, Inc., Class A *	4,676
300	GATX Corp.	11,865
300	Gen-Probe Inc. *	14,835
300	Gentex Corp.	5,220
300	Glatfelter	4,227
850	Graco, Inc.	29,138
200	Granite Construction, Inc.	7,648
1,200	Grant Prideco, Inc. *	48,780
500	Great Plains Energy, Inc.	14,955
300	Greater Bay Bancorp	7,392
1,300	GTECH Holdings Corp.	41,678
500	Hanover Compressor Co. *	6,930
600	Harman International Industries, Inc.	61,362
1,300	Harris Corp.	54,340
500	Harsco Corp.	32,785
800	Harte-Hanks, Inc.	21,144
500	Hawaiian Electric Industries, Inc.	13,940
1,300	HCC Insurance Holdings, Inc.	37,089
1,100	Health Net, Inc. *	52,052
300	Helmerich & Payne, Inc.	18,117
200	Henry Schein, Inc. *	8,524
500	Herman Miller, Inc.	15,150
300	Highwoods Properties, Inc.	8,853
400	Hillenbrand Industries, Inc.	18,820
100	HNI Corp.	6,022
300	Horace Mann Educators Corp.	5,934
900	Hormel Foods Corp.	29,691

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

400	Hospitality Properties Trust	17,144
200	Hovnanian Enterprises, Inc., Class A *	10,240
100	Hubbell, Inc., Class B	4,693
300	IDACORP, Inc.	9,039
200	Imation Corp.	8,574
200	INAMED Corp. *	15,136
400	IndyMac Bancorp, Inc.	15,832
1,250	Integrated Device Technology, Inc. *	13,425
800	International Rectifier Corp. *	36,064
1,000	Intersil Corp., Class A	21,780
200	Intuitive Surgical, INC. *	14,658
200	Investors Financial Services Corp.	6,580
100	Invitrogen Corp. *	7,523
300	ITT Educational Services, Inc. *	14,805
1,400	IVAX Corp. *	36,904
300	J.B. Hunt Transport Services, Inc.	5,703
100	J.M. Smucker Co.	4,854
500	Jack Henry & Associates, Inc.	9,700
100	Jacobs Engineering Group, Inc. *	6,740
100	JetBlue Airways Corp. *	1,760
900	Joy Global, INC.	45,414
300	Keane, Inc. *	3,429
100	Kelly Services, Inc., Class A	3,066
500	KEMET Corp. *	4,190
200	Kennametal, Inc.	9,808
200	Korn/Ferry International *	3,278
400	Krispy Kreme Doughnuts, Inc. *	2,504
300	LaBranche & Co., Inc. *	2,607
900	Lam Research Corp. *	27,423
200	Lancaster Colony Corp.	8,600
600	Lattice Semiconductor Corp. *	2,568
100	Laureate Education, Inc. *	4,897
400	Lear Corp.	13,588
900	Legg Mason, Inc.	98,720
1,100	Lennar Corp.	65,736
100	Leucadia National Corp.	4,310
500	Liberty Property Trust	21,270
400	LifePoint Hospitals, Inc. *	17,492
200	Lincare Holdings, Inc. *	8,210
300	Longview Fibre Co.	5,847
300	LTX Corp. *	1,266
900	Lubrizol Corp.	38,997
1,900	Lyondell Chemical Co.	54,378
400	Macerich Co.	25,976
400	Mack-Cali Realty Corp.	17,976
500	Macromedia, Inc. *	20,335
300	Macrovision Corp. *	5,730
1,000	Manpower, Inc.	44,390
200	Martek Biosciences Corp. *	7,026
500	Martin Marietta Materials, Inc.	39,230
1,600	McAfee, Inc. *	50,272
1,000	McDATA Corp., Class A *	5,240
700	MDU Resources Group, Inc.	24,955
200	Media General, Inc., Class A	11,602
1,800	MEMC Electronic Materials, Inc. *	41,022

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

500	Mentor Graphics Corp. *	4,300
200	Mercantile Bankshares Corp.	10,776
1,300	Michaels Stores, Inc.	42,978
400	Micrel, Inc. *	4,492
700	Microchip Technology, Inc.	21,084
300	Millennium Pharmaceuticals, Inc. *	2,799
100	Minerals Technologies, Inc.	5,721
200	Modine Manufacturing Co.	7,336
400	Mohawk Industries, Inc. *	32,100
600	MoneyGram International, Inc.	13,026
600	MPS Group, Inc. *	7,080
500	National Fuel Gas Co.	17,100
300	Neiman Marcus Group, Inc.	29,985
600	New Plan Excel Realty Trust	13,770
566	New York Community Bancorp, Inc.	9,282
1,100	Newfield Exploration Co. *	54,010
300	Newport Corp. *	4,179
1,500	Noble Energy, Inc.	70,350
200	Nordson Corp.	7,606
800	Northeast Utilities	15,960
700	NSTAR	20,244
200	O’Reilly Automotive, Inc. *	5,636
600	OGE Energy Corp.	16,860
400	Ohio Casualty Corp.	10,848
1,800	Old Republic International Corp.	48,006
400	Olin Corp.	7,596
700	Omnicare, Inc.	39,361
700	ONEOK, Inc.	23,814
100	Outback Steakhouse, Inc.	3,660
400	Overseas Shipholding Group, Inc.	23,332
500	Pacific Sunwear of California, Inc. *	10,720
600	PacifiCare Health Systems, Inc. *	47,868
200	Par Pharmaceutical Cos., Inc. *	5,324
400	Patterson Cos., Inc. *	16,012
1,100	Patterson-UTI Energy, Inc.	39,688
400	Payless ShoeSource, Inc. *	6,960
1,000	Peabody Energy Corp.	84,350
700	Pentair, Inc.	25,550
1,200	Pepco Holdings, Inc.	27,924
600	Perrigo Co.	8,586
200	PETsMART, Inc.	4,356
600	Pier 1 Imports, Inc.	6,762
1,200	Pioneer Natural Resources Co.	65,904
500	Plains Exploration & Production Co. *	21,410
300	Plantronics, Inc.	9,243
300	Plexus Corp. *	5,127
600	PMI Group, Inc.	23,922
400	PNM Resources, Inc.	11,468
400	Pogo Producing Co.	23,576
700	Polo Ralph Lauren *	35,210
1,200	Polycom, Inc. *	19,404
200	Potlatch Corp.	10,424
700	Powerwave Technologies, Inc. *	9,093
1,200	Precision Castparts Corp.	63,720
1,600	Pride International, Inc. *	45,616

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

900	Protective Life Corp.	37,062
700	Protein Design Labs, Inc. *	19,600
600	Puget Energy, Inc.	14,088
700	Quanta Services, Inc. *	8,932
500	Questar Corp.	44,060
900	Radian Group, Inc.	47,790
400	Raymond James Financial, Inc.	12,848
279	Rayonier, Inc.	16,076
600	Reader’s Digest Assoc., Inc., Class A	9,582
400	Regency Centers Corp.	22,980
400	Renal Care Group, Inc. *	18,928
500	Rent-A-Center, Inc. *	9,655
1,300	Republic Services, Inc.	45,877
300	Reynolds & Reynolds Co., Class A	8,223
1,200	RF Micro Devices, Inc. *	6,780
250	Rollins, Inc.	4,880
200	Ross Stores, Inc.	4,740
800	RPM International, Inc.	14,720
400	RSA Security, Inc. *	5,084
400	Ruby Tuesday, Inc.	8,704
200	Ruddick Corp.	4,610
600	Ryland Group, Inc.	41,052
1,800	Saks, Inc. *	33,300
1,200	SanDisk Corp. *	57,900
700	SCANA Corp.	29,568
200	Scholastic Corp. *	7,392
500	Semtech Corp. *	8,235
300	Sensient Technologies Corp.	5,685
400	Sepracor, Inc. *	23,596
100	Sequa Corp., Class A *	5,900
1,200	Sierra Pacific Resources *	17,820
300	Silicon Laboratories, Inc. *	9,117
1,400	Smith International, Inc.	46,634
600	Smithfield Foods, Inc. *	17,808
300	Sotheby’s Holdings, Inc., Class A *	5,016
100	SPX Corp.	4,595
300	SRA International Inc., Class A *	10,644
400	StanCorp Financial Group, Inc.	33,680
300	Steel Dynamics, Inc.	10,188
400	Steris Corp.	9,516
200	SVB Financial Group *	9,728
400	Swift Transportation Co., Inc. *	7,080
600	Sybase, Inc. *	14,052
900	Synopsys, Inc. *	17,010
700	TCF Financial Corp.	18,725
100	Tech Data Corp. *	3,671
300	Techne Corp. *	17,094
100	Tecumseh Products Co., Class A	2,152
100	Teleflex, Inc.	7,050
200	Telephone and Data Systems, Inc.	7,800
300	Texas Regional Bancshares, Inc., Class A	8,637
400	Thomas & Betts Corp. *	13,764
800	Tidewater, Inc.	38,936
700	Timberland Co., Class A *	23,646

See notes to schedule of portfolio investments.

Shares

or
Principal
Amount		Value

400	Toll Brothers, Inc. *	17,868
200	Tootsie Roll Industries, Inc.	6,350
200	Transaction Systems Architects, Inc., Class A *	5,570
900	Triad Hospitals, Inc. *	40,743
300	Trinity Industries, Inc.	12,147
800	TriQuint Semiconductor, Inc. *	2,816
300	Tupperware Corp.	6,834
900	United Dominion Realty Trust, Inc.	21,330
400	United Rentals, Inc. *	7,884
200	Universal Corp.	7,766
700	Universal Health Services, Inc.	33,341
300	Valassis Communications, Inc. *	11,694
600	Valeant Pharmaceuticals International	12,048
600	Valspar Corp.	13,416
900	Varian Medical Systems, Inc. *	35,559
200	Varian, Inc. *	6,864
500	VCA Antech, Inc. *	12,760
500	Vectren Corp.	14,175
600	Vertex Pharmaceuticals, Inc. *	13,410
2,400	Vishay Intertechnology, Inc. *	28,680
1,150	W.R. Berkley Corp.	45,402
400	Webster Financial Corp.	17,984
500	Weingarten Realty Investors	18,925
375	Werner Enterprises, Inc.	6,484
200	Westamerica Bancorporation	10,330
500	Westar Energy, Inc.	12,065
1,400	Western Digital Corp. *	18,102
400	Western Gas Resources, Inc.	20,492
300	WGL Holdings, Inc.	9,639
300	Whole Foods Market, Inc.	40,335
300	Williams-Sonoma, Inc. *	11,505
900	Wilmington Trust Corp.	32,805
500	Wind River Systems, Inc. *	6,465
700	Wisconsin Energy Corp.	27,944
500	Worthington Industries, Inc.	10,515
200	WPS Resources Corp.	11,560
300	York International Corp.	16,821
	Total Common Stocks	6,835,333

	Investment Companies — 6.2%
147,019	BNY Hamilton Money Fund	147,019
2,300	S&P 400 Mid-Cap Depositary Receipt	301,024
	Total Investment Companies	448,043

TOTAL INVESTMENTS — 100.1%
(Cost $6,023,161)		$7,283,376

Percentages indicated are based on net assets of $7,275,178.

See notes to schedule of portfolio investments.

AmSouth Variable Insurance Funds

Notes to Schedules of Portfolio Investments

September 30, 2005 (Unaudited)

The following are used in these Schedules of Portfolio Investments:

*                 Represents non-income producing security.

ADR – American Depositary Receipt

BNY – Bank of New York

PLC – Public Limited Company

	Cost of			Net
	Investments for	Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	Depreciation
Enhanced Market Fund	$7,399,985	$1,032,242	$(443,800)	$588,442
International Equity Fund	10,148,658	4,831,933	(479,655)	4,352,278
Large Cap Fund	8,621,553	1,340,185	(992,161)	348,024
Mid Cap Fund	6,058,226	1,408,848	(183,698)	1,225,150

The investment concentrations for the following funds as a percentage of net assets, by industry, as of September 30, 2005, were as follows:

	Enhanced	International
	Market	Equity	Large Cap	Mid Cap
	Fund	Fund	Fund	Fund

Consumer Discretionary	8.2%	21.3%	15.3%	14.6%
Consumer Staples	8.0%	2.9%	10.4%	2.4%
Energy	11.7%	4.7%	—	9.8%
Financials	16.2%	35.4%	2.8%	15.2%
Health Care	13.5%	0.8%	26.4%	11.0%
Industrials	13.4%	10.7%	11.5%	15.2%
Information Technology	16.3%	2.2%	32.0%	12.2%
Investment Companies	2.1%	1.9%	1.7%	6.2%
Materials	4.4%	10.4%	—	6.3%
Telecommunicaion Services	2.5%	6.5%	—	0.2%
Utilities	3.8%	4.6%	—	7.0%

Securities Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price (“NOCP”), if applicable.  Investments for which market quotations are not readily available are valued at fair value using guidelines adopted by the Board of Trustees.

Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days of less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees.  Portfolio securities with a remaining maturity of 60 days or less are valued at either amortized cost or original cost plus accrued interest, which approximates current value.  Investments in investment companies are valued at their net asset values as reported by such companies.

Most foreign markets close before the close of trading on the New York Stock Exchange (“NYSE”).  If the International Equity Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Pricing Committee established by the Fund’s Trustees.  A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open.  In deciding whether to make fair value adjustments, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.  The Fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices.

Foreign Currency Translation

The market value of investment securities, other assets and liabilities of the International Fund denominated in foreign currency are translated into U.S dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S dollars at the exchange rate on the dates of the transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of Fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S dollar equivalent of amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Risk Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investment in issuers or industries deemed sensitive to the relevant nation’s interests.  These factors may limit the investment opportunities available to the International Equity Fund or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Forward Currency Contracts

The International Fund may enter into a forward currency contract (“forward”) which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates.  The forward is marked- to- market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation.  When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.  The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forwards may involve market or credit risk in excess of the amounts reflected on the Fund’s statement of assets and liabilities.  The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in the net realized gains/losses from investment and foreign currency transactions.  Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund.

Securities Transactions and Related Income

Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date.  Net realized gains or losses from sales of securities are determined on the specific identification cost method.  Interest income and expenses are recognized on the accrual basis.  Dividends are recorded on the ex-dividend date.  Interest income includes premium amortization and discount accretion for financial reporting.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Variable Insurance Funds

By (Signature and Title)	/s/ Aaron J. Masek
Aaron J. Masek, Treasurer

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, President

Date	November 29, 2005

By (Signature and Title)	/s/ Aaron J. Masek
Aaron J. Masek, Treasurer

Date	November 29, 2005